Subsequent Events - Schedule of Net Proceeds from IPO (Detail) (USD $)				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Pro Forma Options Outstanding
Initial Public Offering [Line Items]
Gross proceeds (including over-allotment)				$ 6,900,000
Underwriting discounts, expenses and commissions				(637,007)
Estimated total offering costs	(2,473,763)	(3,343,289)	(1,611,273)	(2,473,763)
Offering costs paid as of March 31, 2013				1,174,832
Pro forma net proceeds				$ 4,964,062